Share and Other Capital - Schedule of Fair Value of Warrants Assumptions (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
June 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	26,666,666
Market value per share price	$ 0.52
Weighted average exercise price	$ 0.45
Risk-free annual interest rate	0.2879%
Expected volatility	123.1048%
Expected life (years)	5 years
Expected dividend yield	0.00%
June 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	1,866,667
Market value per share price	$ 0.52
Weighted average exercise price	$ 0.5625
Risk-free annual interest rate	0.2879%
Expected volatility	123.1048%
Expected life (years)	5 years
Expected dividend yield	0.00%